CAPITAL MANAGEMENT (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT [Abstract]
Working capital, including convertible debt liability	$ 1,603,220	$ 9,387,223
Working capital, excluding convertible debt liability	$ 11,651,434	$ 9,387,223